Employee Stock Ownership Plan (ESOP) and ESOP Trust - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee stock ownership plan period of service requirement	1 year	1 year
Alion Science and Technology Corporation Employee Ownership, Savings and Investment Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share price based on ESOP valuation		$ 8.10